Other disclosures - Risk Management and Principal Risks (audited)	12 Months Ended
Dec. 31, 2020
Other disclosures - Risk Management and Principal Risks (audited)
Other disclosures - Risk Management and Principal Risks (audited)

Credit risk management (audited)

The risk of loss to the Barclays Bank Group from the failure of clients, customers or counterparties, including sovereigns, to fully honour their obligations to the Barclays Bank Group, including the whole and timely payment of principal, interest, collateral and other receivables.

Overview The credit risk that the Barclays Bank Group faces arises from wholesale and retail loans and advances together with the counterparty credit risk arising from derivative contracts with clients; trading activities, including: debt securities, settlement balances with market counterparties, FVOCI assets and reverse repurchase loans.

Credit risk management objectives are to:

▪maintain a framework of controls to oversee credit risk;

▪identify, assess and measure credit risk clearly and accurately across the Barclays Bank Group and within each separate business, from the level of individual facilities up to the total portfolio;

▪control and plan credit risk taking in line with external stakeholder expectations and avoiding undesirable concentrations; and

▪monitor credit risk and adherence to agreed controls.

Organisation, roles and responsibilities

The first line of defence has primary responsibility for managing credit risk within the risk appetite and limits set by the Risk function, supported by a defined set of policies, standards and controls. In the Barclays Bank Group, business risk committees (attended by the first line) monitor and review the credit risk profile of each business unit where the most material issues are escalated to the Retail Credit Risk Management Committee, Wholesale Credit Risk Management Committee and the Barclays Group Risk Committee.

Wholesale and retail portfolios are managed separately to reflect the differing nature of the assets; wholesale balances tend to be larger and are managed on an individual basis, while retail balances are greater in number but lesser in value and are, therefore, managed in aggregated segments.

The responsibilities of the credit risk management teams in the businesses, the sanctioning team and other shared services include: sanctioning new credit agreements (principally wholesale); setting strategies for approval of transactions (principally retail); setting risk appetite; monitoring risk against limits and other parameters; maintaining robust processes, data gathering, quality, storage and reporting methods for effective credit risk management; performing effective turnaround and workout scenarios for wholesale portfolios via dedicated restructuring and recoveries teams; maintaining robust collections and recovery processes/units for retail portfolios; and review and validation of credit risk measurement models. The credit risk management teams in the Barclays Bank Group are accountable to the Barclays Bank PLC CRO, who reports to the Barclays Group CRO.

For wholesale portfolios, credit risk managers are organised in sanctioning teams by geography, industry and/or product. In wholesale portfolios, credit risk approval is undertaken by experienced credit risk professionals operating within a clearly defined delegated authority framework, with only the most senior credit officers assigned the higher levels of delegated authority. The largest credit exposures, which are outside the Risk Sanctioning Unit or Risk Distribution Committee authority, require the support of the Barclays Bank PLC Senior Credit Officers. For exposures in excess of the Barclays Bank PLC Senior Credit Officers’ authority, approval by the Barclays Group Senior Credit Officer/Barclays PLC Board Risk Committee is also required. The Barclays Group Credit Risk Committee, attended by the Barclays Bank PLC Senior Credit Officers, provides a formal mechanism for the Barclays Group Senior Credit Officer to exercise the highest level of credit authority over the most material Barclays Group single name exposures.

Credit risk mitigation

The Barclays Bank Group employs a range of techniques and strategies to actively mitigate credit risks. These can broadly be divided into three types:

▪netting and set-off

▪collateral

▪risk transfer.

Netting and set-off

Credit risk exposures can be reduced by applying netting and set-off. For derivative transactions, the Barclays Bank Group’s normal practice is to enter into standard master agreements with counterparties (e.g. ISDAs). These master agreements typically allow for netting of credit risk exposure to a counterparty resulting from derivative transactions against the obligations to the counterparty in the event of default, and so produce a lower net credit exposure. These agreements may also reduce settlement exposure (e.g. for foreign exchange transactions) by allowing payments on the same day in the same currency to be set-off against one another.

Collateral The Barclays Bank Group has the ability to call on collateral in the event of default of the counterparty, comprising:

▪home loans: a fixed charge over residential property in the form of houses, flats and other dwellings.

▪wholesale lending: a fixed charge over commercial property and other physical assets, in various forms.

▪other retail lending: includes charges over motor vehicles and other physical assets; second lien charges over residential property and finance lease receivables.

▪derivatives: the Barclays Bank Group also often seeks to enter into a margin agreement (e.g. Credit Support Annex) with counterparties with which the Barclays Bank Group has master netting agreements in place. These annexes to master agreements provide a mechanism for further reducing credit risk, whereby collateral (margin) is posted on a regular basis (typically daily) to collateralise the mark to market exposure of a derivative portfolio measured on a net basis.

▪reverse repurchase agreements: collateral typically comprises highly liquid securities which have been legally transferred to the Barclays Bank Group subject to an agreement to return them for a fixed price.

▪financial guarantees and similar off-balance sheet commitments: cash collateral may be held against these arrangements.

Risk transfer

A range of instruments including guarantees, credit insurance, credit derivatives and securitisation can be used to transfer credit risk from one counterparty to another. These mitigate credit risk in two main ways:

▪if the risk is transferred to a counterparty which is more creditworthy than the original counterparty, then overall credit risk is reduced.

▪where recourse to the first counterparty remains, both counterparties must default before a loss materialises. This is less likely than the default of either counterparty individually so credit risk is reduced.

Market risk management (audited)

The risk of loss arising from potential adverse changes in the value of the Barclays Bank Group’s assets and liabilities from fluctuation in market variables including, but not limited to, interest rates, foreign exchange, equity prices, commodity prices, credit spreads, implied volatilities and asset correlations.

Overview

Market risk arises primarily as a result of client facilitation in wholesale markets, involving market making activities, risk management solutions and execution of syndications. Upon execution of a trade with a client, the Barclays Bank Group will look to hedge against the risk of the trade moving in an adverse direction. Mismatches between client transactions and hedges result in market risk due to changes in asset prices, volatility or correlations.

Organisation, roles and responsibilities

Market risk in the businesses resides primarily in CIB and Treasury. These businesses have the mandate to assume market risk. The front office and Treasury trading desks are responsible for managing market risk on a day-to-day basis, where they are required to understand and adhere to all limits applicable to their businesses. The Market Risk team support the trading desks with the day-to-day limit management of market risk exposures through governance processes which are outlined in supporting market risk policies and standards.

Market risk oversight and challenge is provided by business committees and Barclays Group committees, including the Market Risk Committee (MRC).

The objectives of market risk management are to:

▪Identify, understand and control market risk by robust measurement, limit setting, reporting and oversight

▪facilitate business growth within a controlled and transparent risk management framework

▪control market risk in the businesses according to the allocated appetite.

To meet the above objectives, a governance structure is in place to manage these risks consistent with the ERMF.

The Barclays Bank PLC Board Risk Committee recommends market risk appetite to the Barclays Bank PLC Board for their approval, within the parameters set by the Barclays PLC Board.

The Market Risk Committee (MRC) reviews and makes recommendations concerning the Barclays Group-wide market risk profile. This includes overseeing the operation of the Market Risk Framework and associated standards and policies; reviewing market or regulatory issues and limits and utilisation. The committee is chaired by the Market Risk Principal Risk Lead and attendees include the business heads of market risk and business aligned market risk managers.

In addition to MRC, the Corporate and Investment Bank Risk Committee (CIBRC) is the main forum in which market risk exposures are discussed and reviewed with senior business heads. The Committee is chaired by the CRO of Barclays International and meets weekly, covering current market events, notable market risk exposures, and key risk topics. New business initiatives are generally socialised at CIBRC before any changes to risk appetite or associated limits are considered in other governance committees.

Management value at risk (VaR)

VaR is an estimate of the potential loss arising from unfavourable market movements if the current positions were to be held unchanged for one business day. For internal market risk management purposes, a historical simulation methodology with a two-year equally weighted historical period, at the 95% confidence level is used for all trading books and some banking books.

In some instances, historical data is not available for particular market risk factors for the entire look-back period, for example, complete historical data would not be available for an equity security following an initial public offering. In these cases, market risk managers will proxy the unavailable market risk factor data with available data for a related market risk factor.

Limits are applied at the total level as well as by risk factor type, which are then cascaded down to particular trading desks and businesses by the market risk management function.

See page 76 for a review of management VaR in 2020.

Treasury and capital risk management

This comprises:

Liquidity risk: The risk that Barclays Bank PLC is unable to meet its contractual or contingent obligations or that it does not have the appropriate amount, tenor and composition of funding and liquidity to support its assets.

Capital risk: The risk that Barclays Bank Group has an insufficient level or composition of capital to support its normal business activities and to meet its regulatory capital requirements under normal operating environments or stressed conditions (both actual and as defined for internal planning or regulatory testing purposes). This also includes the risk from Barclays Bank Group’s pension plans.

Interest rate risk in the banking book: The risk that Barclays Bank Group is exposed to capital or income volatility because of a mismatch between the interest rate exposures of its (non-traded) assets and liabilities.

The Barclays Bank Group Treasury manages treasury and capital risk exposure on a day-to-day basis with the Barclays Group Treasury Committee acting as the principal management body. The Barclays Group Treasury and Capital Risk function is responsible for oversight and provide insight into key capital, liquidity, interest rate risk in the banking book (IRRBB) and pension risk management activities.

Liquidity risk management (audited)

Overview

The efficient management of liquidity is essential to Barclays Bank PLC in order to retain the confidence of the financial markets and maintain the sustainability of the business. The liquidity risk control framework is used to manage all liquidity risk exposures under both BAU and stressed conditions. The framework is designed to maintain liquidity resources that are sufficient in amount, quality and funding tenor profile to support the liquidity risk appetite as expressed by the Barclays Bank PLC Board. The liquidity risk appetite is monitored against both internal and regulatory liquidity metrics.

Organisation, roles and responsibilities

Treasury has the primary responsibility for managing liquidity risk within the set risk appetite. Both Risk and Treasury contribute to the production of the Internal Liquidity Adequacy Assessment Process (ILAAP). The Treasury and Capital Risk function is responsible for the management and governance of the liquidity risk mandate, as defined by the Barclays Bank PLC Board.

The liquidity risk control framework is designed to deliver the appropriate term and structure of funding, consistent with the liquidity risk appetite set by the Barclays Bank PLC Board.

The control framework incorporates a range of ongoing business management tools to monitor, limit and stress test the Barclays Bank PLC balance sheet and contingent liabilities. Limit setting and transfer pricing are tools that are designed to control the level of liquidity risk taken and drive the appropriate mix of funds. In addition, Barclays maintains a Group recovery plan which includes application to Barclays Bank PLC. Together, these tools reduce the likelihood that a liquidity stress event could lead to an inability to meet Barclays Bank PLC obligations as they fall due.

The Barclays Bank PLC Board approves the Barclays Bank PLC funding plan, internal stress tests and of regulatory stress tests results, recovery plan and Liquidity Risk Appetite. Barclays Bank PLC’s Asset and Liability Committee (‘ALCO’) is responsible for monitoring and managing liquidity risk in line with Barclays Bank PLC’s funding management objectives, funding plan and risk appetite. . The Barclays Group Treasury and Capital Risk Committee monitors and reviews the liquidity risk profile and control environment, providing second line oversight of the management of liquidity risk. The Barclays Bank PLC Board Risk Committee reviews the risk profile, and annually reviews risk appetite and the impact of stress scenarios on Barclays Bank PLC’s funding plan/forecast in order to agree Barclays Bank PLC’s projected funding abilities.

Capital risk management (audited)

Overview

Capital risk is managed through ongoing monitoring and management of the capital position, regular stress testing and a robust capital governance framework. The objectives of the framework are to maintain adequate capital for the Barclays Bank Group and its legal entities to withstand the impact of the risks that may arise under normal and stressed conditions, and maintain adequate capital to cover current and forecast business needs and associated risks to provide a viable and sustainable business offering.

Organisation, roles and responsibilities

Treasury has the primary responsibility for managing and monitoring capital. The Barclays Bank Group Treasury and Capital Risk function provides oversight of capital risk and is an independent risk function that reports to the Barclays Bank Group CRO. Production of the Barclays Bank PLC Internal Capital Adequacy Assessment Process (ICAAP) is the responsibility of Treasury.

Capital risk management is underpinned by a control framework and policy. The capital management strategy, outlined in the relevant legal entity capital plans, is developed in alignment with the control framework and policy for capital risk, and is implemented consistently in order to deliver on the Barclays Bank Group’s objectives, which are aligned to those of the Barclays Group.

The Barclays Bank PLC Board approves the Barclays Bank PLC capital plan, internal stress tests and results of regulatory stress tests and those of the relevant Barclays Bank Group entities. The Barclays PLC Board also approves the Barclays Group recovery plan which takes into account management actions identified at the Barclays Bank Group level. The Barclays Bank PLC Treasury Committee together with the Barclays Group Treasury Committee are responsible for monitoring and managing capital risk in line with Barclays Bank Group’s capital management objectives, capital plan and risk frameworks. The BRC monitors and reviews the capital risk profile and control environment, providing second line oversight of the management of capital risk.

For the relevant Barclays Bank Group subsidiaries, local management assures compliance with an entity’s minimum regulatory capital requirements by reporting to local Asset and Liability Committees (or equivalents) with oversight by the Barclays Bank PLC Treasury Committee and the Barclays Group Treasury Committee, as required. In 2020, Barclays complied with all regulatory minimum capital requirements.

Pension risk

The Barclays Bank Group maintains a number of defined benefit pension schemes for past and current employees. The ability of schemes to meet pension payments is achieved with investments and contributions.

Pension risk arises because the market value of pension fund assets might decline; investment returns might reduce; or the estimated value of pension liabilities might increase. The Barclays Bank Group monitors the pension risks arising from its defined benefit pension schemes and works with Trustees to address shortfalls. In these circumstances the Barclays Bank Group could be required or might choose to make extra contributions to the pension fund. The Barclays Bank Group’s main defined benefit scheme was closed to new entrants in 2012.

Maximum exposure and effect of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
Barclays Bank Group
As at 31 December 2020	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	155,902	-	-	-	-	155,902
Cash collateral and settlement balances	97,616	-	-	-	-	97,616
Loans and advances at amortised cost:
Home loans	11,193	-	(283)	(10,782)	(85)	43
Credit cards, unsecured loans and other retail lending	23,368	-	(827)	(3,459)	(195)	18,887
Wholesale loans	99,706	(6,988)	(50)	(24,328)	(4,419)	63,921
Total loans and advances at amortised cost	134,267	(6,988)	(1,160)	(38,569)	(4,699)	82,851
Of which credit-impaired (Stage 3):
Home loans	723	-	(13)	(708)	-	2
Credit cards, unsecured loans and other retail lending	600	-	(10)	(218)	(2)	370
Wholesale loans	1,327	-	(4)	(167)	(85)	1,071
Total credit-impaired loans and advances at amortised cost	2,650	-	(27)	(1,093)	(87)	1,443
Reverse repurchase agreements and other similar secured lending	8,981	-	-	(8,981)	-	-
Trading portfolio assets:
Debt securities	56,196	-	-	(391)	-	55,805
Traded loans	8,348	-	-	(374)	-	7,974
Total trading portfolio assets	64,544	-	-	(765)	-	63,779
Financial assets at fair value through the income statement:
Loans and advances	27,449	-	(9)	(21,819)	-	5,621
Debt securities	1,697	-	-	(292)	-	1,405
Reverse repurchase agreements	138,558	-	(685)	(137,466)	-	407
Other financial assets	315	-	-	-	-	315
Total financial assets at fair value through the income statement	168,019	-	(694)	(159,577)	-	7,748
Derivative financial instruments	302,693	(233,088)	(43,164)	(4,656)	(6,409)	15,376
Financial assets at fair value through other comprehensive income	51,901	-	-	(106)	(1,065)	50,730
Other assets	614	-	-	-	-	614
Total on-balance sheet	984,537	(240,076)	(45,018)	(212,654)	(12,173)	474,616

Off-balance sheet:
Contingent liabilities	20,932	-	(1,095)	(2,135)	(282)	17,420
Loan commitments	265,022	-	(56)	(35,970)	(1,479)	227,517
Total off-balance sheet	285,954	-	(1,151)	(38,105)	(1,761)	244,937

Total	1,270,491	(240,076)	(46,169)	(250,759)	(13,934)	719,553

Off-balance sheet exposures are shown gross of provisions of £769m (2019: £252m). See Note 24 for further details.

In addition to the above, Barclays Bank Group holds forward starting reverse repos amounting to £30.8bn (2019: £31.1bn). The balances are fully collateralised.

Wholesale loans and advances at amortised cost include £1bn of CBILs and CLBILs supported by UK government guarantees.

For further information on credit risk mitigation techniques, refer to page 40 within the credit risk management section.

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
Barclays Bank Group
As at 31 December 2019	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	125,940	-	-	-	-	125,940
Cash collateral and settlement balances	79,486	-	-	-	-	79,486
Loans and advances at amortised cost:
Home loans	10,986	-	(293)	(10,582)	(69)	42
Credit cards, unsecured loans and other retail lending	33,503	-	(695)	(4,753)	(256)	27,799
Corporate loans	97,147	(7,636)	(146)	(25,915)	(4,550)	58,900
Total loans and advances at amortised cost	141,636	(7,636)	(1,134)	(41,250)	(4,875)	86,741
Of which credit-impaired (Stage 3):
Home loans	764	-	(2)	(749)	(13)	-
Credit cards, unsecured loans and other retail lending	658	-	(7)	(271)	(3)	377
Corporate loans	780	-	(9)	(209)	(19)	543
Total credit-impaired loans and advances at amortised cost	2,202	-	(18)	(1,229)	(35)	920
Reverse repurchase agreements and other similar secured lending	1,731	-	-	(1,731)	-	-
Trading portfolio assets:
Debt securities	51,880	-	-	(423)	-	51,457
Traded loans	5,378	-	-	(134)	-	5,244
Total trading portfolio assets	57,258	-	-	(557)	-	56,701
Financial assets at fair value through the income statement:
Loans and advances	19,137	-	(14)	(14,791)	(57)	4,275
Debt securities	5,220	-	-	-	-	5,220
Reverse repurchase agreements	97,823	-	(1,132)	(96,672)	-	19
Other financial assets	742	-	-	-	-	742
Total financial assets at fair value through the income statement	122,922	-	(1,146)	(111,463)	(57)	10,256
Derivative financial instruments	229,641	(176,022)	(33,469)	(5,403)	(5,564)	9,183
Financial assets at fair value through other comprehensive income	45,405	-	-	(305)	(727)	44,373
Other assets	614	-	-	-	-	614
Total on-balance sheet	804,633	(183,658)	(35,749)	(160,709)	(11,223)	413,294

Off-balance sheet:
Contingent liabilities	23,777	-	(400)	(4,412)	(159)	18,806
Loan commitments	270,027	-	(48)	(42,420)	(1,913)	225,646
Total off-balance sheet	293,804	-	(448)	(46,832)	(2,072)	244,452

Total	1,098,437	(183,658)	(36,197)	(207,541)	(13,295)	657,746

Expected Credit Losses

Loans and advances at amortised cost by product

The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.

Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure as ECL is not reported separately. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision.

Barclays Bank Group (audited)		Stage 2
As at 31 December 2020	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[a]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	9,627	761	53	87	901	1,099	11,627
Credit cards, unsecured loans and other retail lending	18,923	4,987	393	191	5,571	1,853	26,347
Wholesale loans	83,254	14,184	1,066	688	15,938	2,167	101,359
Total	111,804	19,932	1,512	966	22,410	5,119	139,333

Impairment allowance
Home loans	6	40	6	6	52	376	434
Credit cards, unsecured loans and other retail lending	399	1,092	111	124	1,327	1,253	2,979
Wholesale loans	280	475	49	9	533	840	1,653
Total	685	1,607	166	139	1,912	2,469	5,066

Net exposure
Home loans	9,621	721	47	81	849	723	11,193
Credit cards, unsecured loans and other retail lending	18,524	3,895	282	67	4,244	600	23,368
Wholesale loans	82,974	13,709	1,017	679	15,405	1,327	99,706
Total	111,119	18,325	1,346	827	20,498	2,650	134,267

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.1	5.3	11.3	6.9	5.8	34.2	3.7
Credit cards, unsecured loans and other retail lending	2.1	21.9	28.2	64.9	23.8	67.6	11.3
Wholesale loans	0.3	3.3	4.6	1.3	3.3	38.8	1.6
Total	0.6	8.1	11.0	14.4	8.5	48.2	3.6

As at 31 December 2019
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	9,604	544	48	82	674	1,056	11,334
Credit cards, unsecured loans and other retail lending	29,541	3,806	304	340	4,450	2,129	36,120
Wholesale loans	89,200	6,489	354	672	7,515	1,163	97,878
Total	128,345	10,839	706	1,094	12,639	4,348	145,332

Impairment allowance
Home loans	16	24	9	7	40	292	348
Credit cards, unsecured loans and other retail lending	362	523	99	162	784	1,471	2,617
Wholesale loans	114	219	8	7	234	383	731
Total	492	766	116	176	1,058	2,146	3,696

Net exposure
Home loans	9,588	520	39	75	634	764	10,986
Credit cards, unsecured loans and other retail lending	29,179	3,283	205	178	3,666	658	33,503
Wholesale loans	89,086	6,270	346	665	7,281	780	97,147
Total	127,853	10,073	590	918	11,581	2,202	141,636

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.2	4.4	18.8	8.5	5.9	27.7	3.1
Credit cards, unsecured loans and other retail lending	1.2	13.7	32.6	47.6	17.6	69.1	7.2
Wholesale loans	0.1	3.4	2.3	1.0	3.1	32.9	0.7
Total	0.4	7.1	16.4	16.1	8.4	49.4	2.5

Note

a Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £150.3bn (December 2019: £125.5bn) and impairment allowance of £145m (December 2019: £22m). This comprises £7m (December 2019: £10m) ECL on £146.3bn (December 2019: £124.7bn) Stage 1 assets, £6m (December 2019: £2m) on £3.8bn (December 2019: £0.8bn) Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets and £132m (December 2019: £10m) on £132m (December 2019: £10m) Stage 3 other assets. Loan commitments and financial guarantee contracts have total ECL of £769m (December 2019: £252m).

Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees

The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. Explanation of the terms: 12-month ECL, lifetime ECL and credit-impaired are included in page 121. Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. The movements are measured over a 12-month period.

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2020	9,604	16	674	40	1,056	292	11,334	348
Transfers from Stage 1 to Stage 2	(537)	(1)	537	1	-	-	-	-
Transfers from Stage 2 to Stage 1	204	7	(204)	(7)	-	-	-	-
Transfers to Stage 3	(157)	-	(52)	(7)	209	7	-	-
Transfers from Stage 3	29	-	55	1	(84)	(1)	-	-
Business activity in the year	1,193	1	-	-	1	-	1,194	1
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	133	(17)	(62)	25	32	96	103	104
Final repayments	(842)	-	(47)	(1)	(98)	(1)	(987)	(2)
Disposals[b]	-	-	-	-	-	-	-	-
Write-offs[c]	-	-	-	-	(17)	(17)	(17)	(17)
As at 31 December 2020[d]	9,627	6	901	52	1,099	376	11,627	434

Credit cards, unsecured loans and other retail lending
As at 1 January 2020	29,541	362	4,450	784	2,129	1,471	36,120	2,617
Transfers from Stage 1 to Stage 2	(4,116)	(92)	4,116	92	-	-	-	-
Transfers from Stage 2 to Stage 1	994	139	(994)	(139)	-	-	-	-
Transfers to Stage 3	(464)	(19)	(516)	(188)	980	207	-	-
Transfers from Stage 3	21	12	59	8	(80)	(20)	-	-
Business activity in the year	3,467	35	130	32	29	7	3,626	74
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(4,613)	15	(1,231)	806	38	731	(5,806)	1,552
Final repayments	(2,232)	(29)	(168)	(23)	(68)	(8)	(2,468)	(60)
Transfers to Barclays Group[a]	(2,182)	(16)	(92)	(25)	(47)	(41)	(2,321)	(82)
Disposals[b]	(1,493)	(8)	(183)	(20)	(92)	(58)	(1,768)	(86)
Write-offs[c]	-	-	-	-	(1,036)	(1,036)	(1,036)	(1,036)
As at 31 December 2020[d]	18,923	399	5,571	1,327	1,853	1,253	26,347	2,979

Wholesale loans
As at 1 January 2020	89,200	114	7,515	234	1,163	383	97,878	731
Transfers from Stage 1 to Stage 2	(10,213)	(31)	10,213	31	-	-	-	-
Transfers from Stage 2 to Stage 1	2,651	25	(2,651)	(25)	-	-	-	-
Transfers to Stage 3	(772)	(3)	(642)	(50)	1,414	53	-	-
Transfers from Stage 3	189	-	34	1	(223)	(1)	-	-
Business activity in the year	19,773	44	1,954	144	393	67	22,120	255
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	7,033	154	2,969	248	5	687	10,007	1,089
Final repayments	(24,098)	(22)	(2,844)	(28)	(283)	(59)	(27,225)	(109)
Transfers to Barclays Group[a]	(509)	(1)	(600)	(22)	(18)	(6)	(1,127)	(29)
Disposals[b]	-	-	(10)	-	-	-	(10)	-
Write-offs[c]	-	-	-	-	(284)	(284)	(284)	(284)
As at 31 December 2020[d]	83,254	280	15,938	533	2,167	840	101,359	1,653

Notes

a Transfers to Barclays Group include a £2.3bn transfer of the Barclays Partner Finance retail portfolio reported within Credit cards, unsecured loans and other retail lending and £1.1bn transfer of the Barclays Mercantile Business Finance Limited reported within Wholesale loans to Barclays Principal Investments Limited.

b The £1.8bn disposals reported within Credit cards, unsecured loans and other retail lending portfolio include sale of motor financing business within the Barclays Partner Finance business. Disposal within Wholesale loans include sale of debt securities as part of Group Treasury Operations.

c In 2020, gross write-offs amounted to £1,337m (2019: £1,293m) and post write-off recoveries amounted to £4m (2019: £73m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,333m (2019: £1,220m).

d Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £150.3bn (December 2019: £125.5bn) and impairment allowance of £145m (December 2019: £22m). This comprises £7m (December 2019: £10m) ECL on £146.3bn (December 2019: £124.7bn) Stage 1 assets, £6m (December 2019: £2m) on £3.8bn (December 2019: £0.8bn) Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets and £132m (December 2019: £10m) on £132m (December 2019: £10m) Stage 3 other assets. Loan commitments and financial guarantee contracts have total ECL of £769m (December 2019: £252m).

Reconciliation of ECL movement to impairment charge/(release) for the period	£m
Home loans	103
Credit cards, unsecured loans and other retail lending	1,484
Wholesale loans	1,206
ECL movement excluding assets derecognised due to disposals and write-offs	2,793
Recoveries and reimbursements[a]	(368)
Exchange and other adjustments[b]	267
Impairment charge on loan commitments and financial guarantees	547
Impairment charge on other financial assets[c]	138
Income statement charge for the period	3,377

Notes

a Recoveries and reimbursements includes £364m for reimbursements expected to be received under the arrangement where Group has entered into financial guarantee contracts which provide credit protection over certain loans assets with third parties. Cash recoveries of previously written off amounts to £4m.

b Includes foreign exchange and interest and fees in suspense

c Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £150.3bn (December 2019: £125.5bn) and impairment allowance of £145m (December 2019: £22m). This comprises £7m (December 2019: £10m) ECL on £146.3bn (December 2019: £124.7bn) Stage 1 assets, £6m (December 2019: £2m) on £3.8bn (December 2019: £0.8bn) Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets and £132m (December 2019: £10m) on £132m (December 2019: £10m) Stage 3 other assets. Loan commitments and financial guarantee contracts have total ECL of £769m (December 2019: £252m).

Loan commitments and financial guarantees (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2020	34	-	-	-	-	-	34	-
Net transfers between stages	(4)	-	4	-	-	-	-	-
Business activity in the year	113	-	-	-	-	-	113	-
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1	-	-	-	4	-	5	-
Limit management and final repayments	(19)	-	(2)	-	-	-	(21)	-
As at 31 December 2020	125	-	2	-	4	-	131	-

Credit cards, unsecured loans and other retail lending
As at 1 January 2020	78,257	22	2,053	15	67	14	80,377	51
Net transfers between stages	(4,124)	6	3,603	(2)	521	(4)	-	-
Business activity in the year	4,591	2	128	1	1	1	4,720	4
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,471	5	1,076	20	(553)	15	1,994	40
Limit management and final repayments	(11,984)	(1)	(616)	(1)	(6)	(3)	(12,606)	(5)
As at 31 December 2020	68,211	34	6,244	33	30	23	74,485	90

Wholesale loans
As at 1 January 2020	183,001	63	12,053	97	636	41	195,690	201
Net transfers between stages	(28,048)	67	27,052	(72)	996	5	-	-
Business activity in the year	42,904	32	4,705	102	774	2	48,383	136
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	12,755	50	(219)	334	(79)	(19)	12,457	365
Limit management and final repayments	(50,208)	(7)	(4,165)	(15)	(296)	(1)	(54,669)	(23)
As at 31 December 2020	160,404	205	39,426	446	2,031	28	201,861	679

Notes

a Changes to models used for calculation include a £48m movement in Credit cards, unsecured loans and other retail lending and a £28m movement in Wholesale loans. These reflect methodology changes made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.

b The £787m movement of gross loans and advances disposed of across Home Loans relates to the sale of a portfolio of mortgages from the Italian loan book. The £54m disposal reported within Credit cards, unsecured loans and other retail lending portfolio relates to debt sales undertaken during the year.

c In 2019, gross write-offs amounted to £1,293m (2018: £1,456m) and post write-off recoveries amounted to £73m (2018: £86m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,220m (2018: £1,370m).

d Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £125.5bn (December 2018: £120.1bn) and impairment allowance of £22m (December 2018: £11m). This comprises £10m ECL (December 2018 £9m) on £124.7bn stage 1 assets (December 2018: £119.6bn) and £2m (December 2018: £2m) on £0.8bn stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2018: £0.5bn) and £10m (December 2018: £nil) on £10m Stage 3 other assets (December 2018: £nil).

Reconciliation of ECL movement to impairment charge/(release) for the period	£m
Home loans	(6)
Credit cards, unsecured loans and other retail lending	1,056
Wholesale loans	133
ECL movement excluding assets derecognised due to disposals and write-offs	1,183
Recoveries and reimbursements	(73)
Exchange and other adjustments[a]	31
Impairment charge on loan commitments and financial guarantees	55
Impairment charge on other financial assets[b]	6
Income statement charge for the period	1,202

Notes

a Includes foreign exchange and interest and fees in suspense.

b Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £125.5bn (December 2018: £120.1bn) and impairment allowance of £22m (December 2018: £11m). This comprises £10m ECL (December 2018: £9m) on £124.7bn stage 1 assets (December 2018: £119.6bn) and £2m (December 2018: £2m) on £0.8bn stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2018: £0.5bn) and £10m (December 2018: £nil) on £10m Stage 3 other assets (December 2018: £nil).

Loan commitments and financial guarantees (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2019	15	-	1	-	-	-	16	-
Net transfers between stages	-	-	-	-	-	-	-	-
Business activity in the year	18	-	-	-	-	-	18	-
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1	-	(1)	-	-	-	-	-
Limit management and final repayments	-	-	-	-	-	-	-	-
As at 31 December 2019	34	-	-	-	-	-	34	-

Credit cards, unsecured loans and other retail lending
As at 1 January 2019	74,624	32	4,304	21	69	20	78,997	73
Net transfers between stages	251	4	(981)	(3)	730	(1)	-	-
Business activity in the year	13,322	2	173	-	6	6	13,501	8
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,169	(15)	(810)	(2)	(725)	(10)	(366)	(27)
Limit management and final repayments	(11,109)	(1)	(633)	(1)	(13)	(1)	(11,755)	(3)
As at 31 December 2019	78,257	22	2,053	15	67	14	80,377	51

Wholesale loans
As at 1 January 2019	173,951	59	12,139	83	352	2	186,442	144
Net transfers between stages	(881)	7	585	(8)	296	1	-	-
Business activity in the year	53,666	22	2,777	22	16	-	56,459	44
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	686	(1)	1,211	36	238	41	2,135	76
Limit management and final repayments	(44,421)	(24)	(4,659)	(36)	(266)	(3)	(49,346)	(63)
As at 31 December 2019	183,001	63	12,053	97	636	41	195,690	201

Management adjustments to models for impairment (audited)

Management adjustments to impairment models are applied in order to factor in certain conditions or changes in policy that are not fully incorporated into the impairment models, or to reflect additional facts and circumstances at the period end. Management adjustments are reviewed and incorporated into future model development where applicable.

Total management adjustments to impairment allowance are presented by product below.

Management adjustments to models for impairment (audited)[a]
	2020		2019
	Management adjustments to impairment allowances	Proportion of total impairment allowances	Management adjustments to impairment allowances	Proportion of total impairment allowances[b]
As at 31 December	£m	%	£m	%
Home loans	54	12.4	-	-
Credit cards, unsecured loans and other retail lending	960	31.3	3	0.1
Wholesale loans	(78)	(3.3)	(40)	(4.3)
Total	936	16.0	(37)	(0.9)

Management adjustments to models for impairment charges (audited)[a]
	Impairment allowance pre management adjustments[c]	Economic uncertainty adjustments	Other adjustments	Total impairment allowance
As at 31 December 2020	£m	£m	£m	£m
Home loans	380	21	33	434
Credit cards, unsecured loans and other retail lending	2,109	986	(26)	3,069
Wholesale loans	2,410	379	(457)	2,332
Total	4,899	1,386	(450)	5,835

Note

a Positive values relate to an increase in impairment allowance.

b The 2019 comparative figures have been restated to include impairment allowance on both drawn and undrawn exposures.

c Includes £3.9bn of modelled ECL, £0.8bn of individually assessed impairments and £0.2bn ECL from non-modelled exposures.

Economic uncertainty adjustments: The pandemic impacted the global economy throughout 2020 and macroeconomic forecasts indicate longer term impacts will result in higher unemployment levels and customer and client stress. However, to date, little real credit deterioration has occurred, largely as a result of government and bank support. Observed 30 day arrears rates in consumer loans in particular have remained stable in US cards (2020: 2.5%; 2019: 2.7%). A similar phenomenon is observed in wholesale, where the average risk profile of the portfolio has broadly remained stable between Dec’19 and Dec’20 and has not deteriorated in line with the macro-economic crisis.

Given this backdrop, management has applied COVID-19 specific adjustments to modelled outputs to ensure the full potential impacts of stress are provided for. These adjustments address the temporary nature of ongoing government support, the uncertainty in relation to the timing of stress and the degree to which economic consensus has not yet captured the range of economic uncertainty.

The COVID-19 adjustments of £1.4bn are broadly comprised as follows:

•Use of expert judgement to adjust the probability of default £0.1bn to pre-COVID levels to reflect the impact of temporary support measures on underlying customer behaviour.

•Adjusting macro-economic variables deemed temporarily influenced by support measures, enabling models to consume the expected stress, £1.0bn.

•A £0.3bn adjustment has been applied to selected sectors in Stage 1 to increase the ECL coverage on these names in line with the average Stage 2 coverage of the respective sector. This adjustment is materially in response to the increased stress in these sectors not captured through the ECL models.

Other adjustments:

Wholesale loans: Adjustments include a release in the Investment Bank to limit excessive ECL sensitivity to the macroeconomic variable for Federal Tax Receipts and a correction to Corporate and Investment Bank ECL to adjust for model inaccuracies informed by back-testing.

Management adjustments of £37m in 2019 represent a number of small adjustments to PDs and losses given default (LGD) partially offset by £50m for UK economic uncertainty, now subsumed within managements broader approach to economic uncertainty.

Measurement uncertainty and sensitivity analysis

The measurement of ECL involves complexity and judgement, including estimation of PDs, LGD, a range of unbiased future economic scenarios, estimation of expected lives, estimation of exposures at default (EAD) and assessing significant increases in credit risk.

The Group uses a five-scenario model to calculate ECL. An external consensus forecast is assembled from key sources, including HM Treasury (short and medium term forecasts), Bloomberg (based on median of economic forecasts) and the Urban Land Institute (for US House Prices), which forms the Baseline scenario. In addition, two adverse scenarios (Downside 1 and Downside 2) and two favourable scenarios (Upside 1 and Upside 2) are derived, with associated probability weightings. The adverse scenarios are calibrated to a broadly similar severity to Barclays’ internal stress tests and stress scenarios provided by regulators whilst also considering IFRS 9 specific sensitivities and non-linearity. Downside 2 is benchmarked to the Bank of England’s stress scenarios and to the most severe scenario from Moody’s inventory, but is not designed to be the same. The favourable scenarios are calibrated to reflect upside risks to the Baseline scenario to the extent that is broadly consistent with recent favourable benchmark scenarios. All scenarios are regenerated at a minimum annually. The scenarios include eight economic variables, (GDP, unemployment, House Price Index (HPI) and base rates in both the UK and US markets), and expanded variables using statistical models based on historical correlations. The upside and downside shocks are designed to evolve over a five-year stress horizon, with all five scenarios converging to a steady state after approximately eight years.

Scenarios used to calculate the Group’s ECL charge were reviewed and updated regularly throughout 2020, following the outbreak of the COVID-19 pandemic in the first quarter. The current Baseline scenario reflects the latest consensus economic forecasts with a steady recovery in GDP in the UK and the US, and unemployment continuing to decrease in the US and peaking at Q221 in the UK followed by a steady decline. In the downside scenarios, an economic downturn in early 2021 in the UK and the US begins to recover later in the year, with unemployment increasing to the end of 2021. In the upside scenarios, the strong rebound in UK and US GDP continues into 2021, following the bounce-back in growth in Q320 and, subsequently, the projections stay above the year on year growth rates seen in the Baseline for a prolonged period of time before finally reverting to the long term run rate. This reflects the assumption of approved vaccines being successfully rolled out throughout 2021 and pent up savings being deployed into a more certain consumer environment to drive significant growth. Scenario weights have been updated to reflect the latest economics.

As a result of government and bank support measures, significant credit deterioration has not yet occurred. This delay increases uncertainty on the timing of the stress and the realisation of defaults. Management has applied COVID-19 specific adjustments to modelled outputs to reflect the temporary nature of ongoing government support, the uncertainty in relation to the timing of stress and the degree to which economic consensus has yet captured the range of economic uncertainty, particularly in the UK. As a result, ECL is higher than would be the case if it were based on the forecast economic scenarios alone.

Scenario weights (audited)

The methodology for estimating probability weights for each of the scenarios involves a comparison of the distribution of key historical UK and US macroeconomic variables against the forecast paths of the five scenarios. The methodology works such that the Baseline (reflecting current consensus outlook) has the highest weight and the weights of adverse and favourable scenarios depend on the deviation from the Baseline; the further from the Baseline, the smaller the weight. This is reflected in the table below where the probability weights of the scenarios are shown. A single set of five scenarios is used across all portfolios and all five weights are normalised to equate to 100%. The same scenarios and weights that are used in the estimation of expected credit losses are also used for Barclays internal planning purposes. The impacts across the portfolios are different because of the sensitivities of each of the portfolios to specific macroeconomic variables, for example, mortgages are highly sensitive to house prices and credit cards and unsecured consumer loans are highly sensitive to unemployment.

The range of forecast paths generated in the calculation of the weights at 31 December 2020 is much wider than in previous periods due to the uncertainty caused by COVID-19, thus the Upside and Downside scenarios are further away from the tails of the distribution than previously resulting in a more even spread of weights than at 31 December 2019.

The economic environment remains uncertain and future impairment charges may be subject to further volatility (including from changes to macroeconomic variable forecasts) depending on the longevity of the COVID-19 pandemic and related containment measures, as well as the longer term effectiveness of central bank, government and other support measures.

The tables on the next page show the key consensus macroeconomic variables used in the five scenarios (Three-year annual paths), the probability weights applied to each scenario and the macroeconomic variables by scenario using ‘specific bases’ i.e. the most extreme position of each variable in the context of the scenario, for example, the highest unemployment for downside scenarios and the lowest unemployment for upside scenarios. Five-year average tables and movement over time graphs provide additional transparency.

Annual paths show quarterly averages for the year (unemployment and base rate) or change in the year (GDP and HPI). Expected worst point is the most negative quarter, in the relevant 3 year period, which is calculated relative to the start point for GDP and HPI.

Baseline average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	Expected Worst Point
As at 31.12.20%		%	%	%
UK GDP[a]	6.3	3.3	2.6	1.2
UK unemployment[b]	6.7	6.4	5.8	7.4
UK HPI[c]	2.4	2.3	5.0	0.6
UK bank rate	–	(0.1)	-	(0.1)
US GDP[a]	3.9	3.1	2.9	1.0
US unemployment[d]	6.9	5.7	5.6	7.5
US HPI[e]	2.8	4.7	4.7	0.7
US federal funds rate	0.3	0.3	0.3	0.3

	2020	2021	2022	Expected Worst Point
As at 31.12.19%		%	%	%
UK GDP[a]	1.3	1.5	1.6	0.3
UK unemployment[b]	4.1	4.2	4.2	4.2
UK HPI[c]	1.9	3.1	3.6	0.3
UK bank rate	0.6	0.5	0.8	0.5
US GDP[a]	2.1	1.9	1.9	0.5
US unemployment[d]	3.6	3.9	4.0	4.0
US HPI[e]	3.4	2.9	2.8	1.0
US federal funds rate	1.7	1.5	1.7	1.5

Downside 2 average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	Expected Worst Point
As at 31.12.20%		%	%	%
UK GDP[a]	(3.9)	6.5	2.6	(11.0)
UK unemployment[b]	8.0	9.3	7.8	10.1
UK HPI[c]	(13.6)	(10.8)	0.5	(23.0)
UK bank rate	(0.2)	(0.2)	(0.1)	(0.2)
US GDP[a]	(2.4)	3.6	2.1	(6.0)
US unemployment[d]	13.4	11.9	10.1	13.7
US HPI[e]	(17.2)	(0.7)	0.6	(17.8)
US federal funds rate	0.3	0.3	0.3	0.3

	2020	2021	2022	Expected Worst Point
As at 31.12.19%		%	%	%
UK GDP[a]	(2.3)	(2.7)	(0.3)	(5.7)
UK unemployment[b]	5.7	8.2	8.7	8.8
UK HPI[c]	(7.8)	(22.2)	(5.8)	(32.4)
UK bank rate	2.7	4.0	4.0	1.5
US GDP[a]	(1.2)	(2.6)	(0.6)	(5.3)
US unemployment[d]	4.9	7.7	8.5	8.5
US HPI[e]	(4.4)	(13.6)	(2.9)	(19.8)
US federal funds rate	3.1	3.5	3.5	2.5

Downside 1 average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	Expected Worst Point
As at 31.12.20%		%	%	%
UK GDP[a]	0.1	6.6	3.2	(7.0)
UK unemployment[b]	7.3	8.0	6.9	8.4
UK HPI[c]	(6.7)	(3.5)	1.7	(10.0)
UK bank rate	(0.1)	(0.1)	-	(0.1)
US GDP[a]	0.4	3.6	2.3	(3.0)
US unemployment[d]	11.0	8.9	6.9	11.5
US HPI[e]	(5.9)	1.8	2.6	(5.9)
US federal funds rate	0.3	0.3	0.3	0.3

	2020	2021	2022	Expected Worst Point
As at 31.12.19%		%	%	%
UK GDP[a]	0.6	0.3	0.6	0.1
UK unemployment[b]	4.7	5.7	5.7	5.8
UK HPI[c]	(2.6)	(4.1)	(1.7)	(8.2)
UK bank rate	1.7	2.8	2.8	0.8
US GDP[a]	1.2	0.4	0.8	0.2
US unemployment[d]	4.0	5.1	5.3	5.4
US HPI[e]	1.2	0.5	0.8	0.5
US federal funds rate	2.6	3.0	3.0	2.0

Upside 2 average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	Expected Worst Point
As at 31.12.20%		%	%	%
UK GDP[a]	12.2	5.3	3.9	5.0
UK unemployment[b]	6.2	5.5	4.8	7.4
UK HPI[c]	6.6	10.4	10.8	1.1
UK bank rate	0.1	0.3	0.3	0.1
US GDP[a]	7.1	4.6	4.0	3.4
US unemployment[d]	5.5	4.3	4.1	6.1
US HPI[e]	8.8	9.1	8.9	1.7
US federal funds rate	0.3	0.4	0.6	0.3

	2020	2021	2022	Expected Worst Point
As at 31.12.19%		%	%	%
UK GDP[a]	3.0	4.0	3.4	0.9
UK unemployment[b]	3.7	3.4	3.5	3.9
UK HPI[c]	6.8	10.8	9.9	1.0
UK bank rate	0.6	0.5	0.5	0.5
US GDP[a]	3.4	4.2	3.6	1.0
US unemployment[d]	3.3	3.0	3.0	3.5
US HPI[e]	7.4	7.6	7.2	1.6
US federal funds rate	1.7	1.5	1.5	1.5

Upside 1 average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	Expected Worst Point
As at 31.12.20%		%	%	%
UK GDP[a]	9.3	3.9	3.4	3.5
UK unemployment[b]	6.4	6.0	5.2	7.4
UK HPI[c]	4.6	6.1	6.1	0.8
UK bank rate	0.1	0.1	0.3	0.1
US GDP[a]	5.5	4.0	3.7	2.1
US unemployment[d]	6.0	4.8	4.6	6.7
US HPI[e]	6.8	6.7	6.3	1.4
US federal funds rate	0.3	0.3	0.5	0.3

	2020	2021	2022	Expected Worst Point
As at 31.12.19%		%	%	%
UK GDP[a]	2.2	2.8	2.5	0.6
UK unemployment[b]	3.9	3.8	3.9	4.0
UK HPI[c]	5.0	7.0	6.8	0.7
UK bank rate	0.6	0.5	0.5	0.5
US GDP[a]	2.8	3.3	2.9	0.8
US unemployment[d]	3.5	3.6	3.7	3.7
US HPI[e]	5.1	4.7	4.4	1.4
US federal funds rate	1.7	1.5	1.5	1.5

Notes

a Average Real GDP seasonally adjusted change in year; expected worst point is the minimum growth relative to Q420 (2019: Q419) based on a 12 quarter period.

b Average UK unemployment rate 16-year+; expected worst point is the highest rate in the 12 quarter period starting Q121 (2019: Q120).

c Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end; worst point is based on minimum growth relative to Q420 (2019: Q419) based on a 12 quarter period.

d Average US civilian unemployment rate 16-year+; expected worst point is the highest rate in the 12 quarter period starting Q121 (2019: Q120).

e Change in year end US HPI = FHFA house price index, relative to prior year end; worst point is based on minimum growth relative to Q420 (2019: Q419) based on a 12 quarter period.

Scenario probability weighting (audited)
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2020
Scenario probability weighting	20.2	24.2	24.7	15.5	15.4
As at 31 December 2019
Scenario probability weighting	10.1	23.1	40.8	22.7	3.3

Specific bases show the most extreme position of each variable in the context of the scenario, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represents the lowest and highest points relative to the start point in the 20 quarter period.

Macroeconomic variables used in the calculation of ECL (specific bases) (audited)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2020
UK GDP[b]	14.2	8.8	0.7	(22.1)	(22.1)
UK unemployment[c]	4.0	4.0	5.7	8.4	10.1
UK HPI[d]	48.2	30.8	3.6	(4.5)	(18.3)
UK bank rate[c]	0.1	0.1	–	0.6	0.6
US GDP[b]	15.7	12.8	1.6	(10.6)	(10.6)
US unemployment[c]	3.8	3.8	6.4	13.0	13.7
US HPI[d]	42.2	30.9	3.8	(3.7)	(15.9)
US federal funds rate[c]	0.1	0.1	0.3	1.3	1.3
As at 31 December 2019
UK GDP[b]	15.4	11.7	1.5	0.2	(4.6)
UK unemployment[c]	3.4	3.8	4.1	5.8	8.8
UK HPI[d]	41.1	28.8	2.8	(6.3)	(31.1)
UK bank rate[c]	0.5	0.5	0.7	2.8	4.0
US GDP[b]	17.9	14.9	2.1	0.5	(3.0)
US unemployment[c]	3.0	3.5	3.9	5.4	8.5
US HPI[d]	35.8	23.7	3.2	0.3	(16.7)
US federal funds rate[c]	1.5	1.5	1.8	3.0	3.5

Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables used in the calculation of ECL (5-year averages) (audited)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2020
UK GDP[e]	2.5	1.6	0.7	0.1	(0.9)
UK unemployment[f]	5.0	5.3	5.7	6.5	7.2
UK HPI[g]	8.2	5.5	3.6	(0.2)	(3.6)
UK bank rate[f]	0.3	0.2	–	–	(0.1)
US GDP[e]	2.9	2.4	1.6	0.8	0.1
US unemployment[f]	5.3	5.7	6.4	8.3	10.4
US HPI[g]	7.3	5.5	3.8	0.8	(3.0)
US federal funds rate[f]	0.5	0.5	0.3	0.3	0.3
As at 31 December 2019
UK GDP[e]	2.9	2.2	1.5	0.8	(0.6)
UK unemployment[f]	3.6	3.9	4.1	5.1	7.0
UK HPI[g]	7.1	5.2	2.8	(1.1)	(6.9)
UK bank rate[f]	0.6	0.6	0.7	2.1	3.1
US GDP[e]	3.4	2.9	2.1	1.3	(0.1)
US unemployment[f]	3.2	3.7	3.9	4.7	6.6
US HPI[g]	6.3	4.3	3.2	1.6	(3.4)
US federal funds rate[f]	1.7	1.7	1.8	2.8	3.2

Notes

aUK GDP = Real GDP growth

ECL under 100% weighted scenarios for modelled portfolios (audited)

The table below shows the Expected Credit Risk (ECL) assuming scenarios have been 100% weighted. Model exposures are allocated to a stage based on the individual scenario rather than through a probability-weighted approach as required for Barclays reported impairment allowances. As a result, it is not possible to back solve to the final reported weighted ECL from the individual scenarios as a balance may be assigned to a different stage dependent on the scenario. Model exposure uses Exposure at default (EAD) values and is not directly comparable to gross exposure used in prior disclosures. For Credit cards, unsecured loans and other retail lending, an average EAD measure is used (12 month or lifetime depending on stage allocation in each scenario). Therefore, the model exposure movement into Stage 2 is higher than the corresponding Stage 1 reduction.

All ECL using a model is included, with the exception of Treasury assets (£8.8m of ECL), providing additional coverage as compared to the 2019 year-end disclosure. Non-modelled exposures and management adjustments are excluded. Management adjustments can be found on pages 56 to 57.

Model Exposures allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default as at 31 December 2020 and not on macroeconomic scenarios.

The Downside 2 scenario represents a severe global recession with substantial falls in UK GDP. Unemployment rises towards 10% in UK markets and 14% in US markets and there are substantial falls in asset prices including housing.

Under the Downside 2 scenario, model exposure moves between stages as the economic environment weakens. This can be seen in the movement of £17bn of model exposure into Stage 2 between the Weighted and Downside 2 scenario. ECL increases in Stage 2 predominantly due to unsecured portfolios as economic conditions deteriorate

	Scenarios
As at 31 December 2020	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Home loans	4,404	4,422	4,416	4,407	4,387	4,365
Credit cards, unsecured loans and other retail lending	24,980	24,929	25,097	24,820	24,411	24,247
Wholesale loans	115,949	121,769	120,741	118,930	113,027	101,759
Stage 1 Model ECL (£m)
Home loans	4	4	4	4	5	5
Credit cards, unsecured loans and other retail lending	236	187	204	230	258	263
Wholesale loans	219	239	231	205	218	221
Stage 1 Coverage (%)
Home loans	0.1	0.1	0.1	0.1	0.1	0.1
Credit cards, unsecured loans and other retail lending	0.9	0.8	0.8	0.9	1.1	1.1
Wholesale loans	0.2	0.2	0.2	0.2	0.2	0.2
Stage 2 Model Exposure (£m)
Home loans	557	539	545	554	575	597
Credit cards, unsecured loans and other retail lending	3,171	2,111	2,462	3,215	4,721	5,796
Wholesale loans	29,834	24,015	25,043	26,853	32,757	44,024
Stage 2 Model ECL (£m)
Home loans	33	31	31	32	36	40
Credit cards, unsecured loans and other retail lending	512	327	382	481	796	1,045
Wholesale loans	1,358	922	1,010	1,174	1,683	2,751
Stage 2 Coverage (%)
Home loans	5.9	5.8	5.7	5.8	6.3	6.7
Credit cards, unsecured loans and other retail lending	16.1	15.5	15.5	15.0	16.9	18.0
Wholesale loans	4.6	3.8	4.0	4.4	5.1	6.2
Stage 3 Model Exposure (£m)
Home loans	728	728	728	728	728	728
Credit cards, unsecured loans and other retail lending	1,279	1,279	1,279	1,279	1,279	1,279
Wholesale loans[a]	863	863	863	863	863	863
Stage 3 Model ECL (£m)
Home loans	298	278	281	284	306	363
Credit cards, unsecured loans and other retail lending	1,190	1,170	1,180	1,191	1,211	1,210
Wholesale loans[a]	25	20	21	23	29	40
Stage 3 Coverage (%)
Home loans	40.9	38.2	38.6	39.0	42.0	49.9
Credit cards, unsecured loans and other retail lending	93.0	91.5	92.3	93.1	94.7	94.6
Wholesale loans[a]	2.9	2.3	2.4	2.7	3.4	4.6
Total Model ECL (£m)
Home loans	335	313	316	320	347	408
Credit cards, unsecured loans and other retail lending	1,938	1,684	1,766	1,902	2,265	2,518
Wholesale loans[a]	1,602	1,181	1,262	1,402	1,930	3,012
Total ECL	3,875	3,178	3,344	3,624	4,542	5,938

Note

a Material wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £835m is reported as individually assessed impairments in the table below

Reconciliation to total ECL	£m
Total model ECL	3,875
ECL from individually assessed impairments	835
ECL from non-modelled and other management adjustments[a]	1,125
Total ECL	5,835

Note

a Includes £0.9bn of post model adjustments and £0.2bn ECL from non-modelled exposures.

The dispersion of results around the Baseline is an indication of uncertainty around the future projections. The disclosure highlights the results of the alternative scenarios enabling the reader to understand the extent of the impact on exposure and ECL from the upside/downside scenarios. Consequently, the use of five scenarios with associated weightings results in a total weighted ECL uplift from the Baseline ECL of 7%, largely driven wholesale loans.

Home loans: Total weighted ECL of £335m represents a 5% increase over the Baseline ECL (£320m) reflecting the nature of the Italy portfolio.

Credit cards, unsecured loans and other retail lending: Total weighted ECL of £1,938m represents a 2% increase over the Baseline ECL (£1,902m) reflecting the range of economic scenarios used, mainly impacted by Unemployment and key retail variables. Total ECL increases to £2,518m under the Downside 2 scenario, mainly driven by Stage 2, where coverage rates increase to 18% from a weighted scenario approach of 16.1% and a £3bn increase in model exposure that meets the Significant Increase in Credit Risk criteria and transitions from Stage 1 to Stage 2.

Wholesale loans: Total weighted ECL of £1,602m represents a 14% increase over the Baseline ECL (£1,402m) reflecting the range of economic scenarios used, with exposures in the Investment Bank particularly sensitive to the Downside 2 scenario.

	Scenarios
As at 31 December 2019	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2

Stage 1 Model Exposure (£m)
Home loans	4,887	4,902	4,894	4,887	4,876	4,863
Credit cards, unsecured loans and other retail lending	37,599	37,361	37,534	37,269	37,921	38,414
Wholesale loans	141,272	142,393	142,125	141,806	139,227	126,882
Stage 1 Model ECL (£m)
Home loans	5	4	4	5	5	5
Credit cards, unsecured loans and other retail lending	350	344	347	342	349	356
Wholesale loans	184	141	152	164	244	268
Stage 1 Coverage (%)
Home loans	0.1	0.1	0.1	0.1	0.1	0.1
Credit cards, unsecured loans and other retail lending	0.9	0.9	0.9	0.9	0.9	0.9
Wholesale loans	0.1	0.1	0.1	0.1	0.2	0.2

Stage 2 Model Exposure (£m)
Home loans	511	496	505	512	522	535
Credit cards, unsecured loans and other retail lending	4,228	3,350	3,540	4,025	5,615	7,204
Wholesale loans	13,099	11,979	12,246	12,566	15,145	27,489
Stage 2 Model ECL (£m)
Home loans	36	32	34	35	41	47
Credit cards, unsecured loans and other retail lending	784	584	638	739	1,115	2,450
Wholesale loans	352	253	280	314	493	1,240
Stage 2 Coverage (%)
Home loans	7.1	6.6	6.7	6.8	7.8	8.8
Credit cards, unsecured loans and other retail lending	18.5	17.4	18.0	18.4	19.8	34.0
Wholesale loans	2.7	2.1	2.3	2.5	3.3	4.5

Stage 3 Model Exposure (£m)
Home loans	711	711	711	711	711	711
Credit cards, unsecured loans and other retail lending	1,697	1,697	1,697	1,697	1,697	1,697
Wholesale loans[a]	279	279	279	279	279	279
Stage 3 Model ECL (£m)
Home loans	260	258	259	260	261	264
Credit cards, unsecured loans and other retail lending	1,382	1,367	1,374	1,380	1,395	1,418
Wholesale loans[a]	3	2	2	3	4	5
Stage 3 Coverage (%)
Home loans	36.5	36.3	36.4	36.5	36.7	37.2
Credit cards, unsecured loans and other retail lending	81.5	80.5	81.0	81.3	82.2	83.6
Wholesale loans[a]	1.0	0.8	0.9	0.9	1.3	1.9

Total Model ECL (£m)
Home loans	301	294	297	300	307	316
Credit cards, unsecured loans and other retail lending	2,516	2,295	2,359	2,461	2,859	4,224
Wholesale loans[a]	539	396	434	481	741	1,513
Total ECL	3,356	2,985	3,090	3,242	3,907	6,053

Note

a Material wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £398m is reported as individually assessed impairments in the table below.

Reconciliation to total ECL[a]	£m
Total model ECL	3,355
ECL from individually assessed impairments	398
ECL from non-modelled and other management adjustments	195
Total ECL	3,948

Note

a The table has been re-presented to separately show the impact of individually assessed impairments of £398m. This was included in the Barclays Bank PLC Annual Report 2019 with non-modelled and other adjustments of £232m. Non-modelled and other adjustments are now disclosed within the other management adjustments category of £195m.

Staging sensitivity (audited)

An increase of 1% (£1,393m) of total gross exposure into Stage 2 (from Stage 1), would result in an increase in ECL impairment allowance of £110m based on applying the difference in Stage 2 and Stage 1 average impairment coverage ratios to the movement in gross exposure (refer to Loans and advances at amortised cost by product on page 51).

Credit risk concentrations by geography (audited)
Barclays Bank Group	UnitedKingdom	Americas	Europe	Asia	Africa and Middle East	Total
As at 31 December 2020	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	31,235	36,063	69,962	17,987	655	155,902
Cash collateral and settlement balances	30,261	27,255	30,105	9,487	508	97,616
Loans and advances at amortised cost	61,754	40,403	23,931	4,859	3,320	134,267
Reverse repurchase agreements and other similar secured lending	10	152	323	8,285	211	8,981
Trading portfolio assets	9,787	31,003	16,861	5,947	946	64,544
Financial assets at fair value through the income statement	31,745	88,302	25,706	14,742	7,524	168,019
Derivative financial instruments	93,685	90,796	101,099	14,532	2,581	302,693
Financial assets at fair value through other comprehensive income	6,921	19,451	22,138	3,276	115	51,901
Other assets	392	185	37	-	-	614
Total on-balance sheet	265,790	333,610	290,162	79,115	15,860	984,537

Off-balance sheet:
Contingent liabilities	5,200	10,121	3,809	1,222	580	20,932
Loan commitments	46,746	175,893	36,713	4,132	1,538	265,022
Total off-balance sheet	51,946	186,014	40,522	5,354	2,118	285,954
Total	317,736	519,624	330,684	84,469	17,978	1,270,491

As at 31 December 2019
On-balance sheet:
Cash and balances at central banks	29,791	28,273	52,003	15,128	745	125,940
Cash collateral and settlement balances	23,775	23,593	25,955	5,326	837	79,486
Loans and advances at amortised cost	62,568	45,863	24,450	5,881	2,874	141,636
Reverse repurchase agreements and other similar secured lending	12	15	401	470	833	1,731
Trading portfolio assets	11,538	27,249	12,922	4,786	763	57,258
Financial assets at fair value through the income statement	26,363	70,832	11,272	12,534	1,921	122,922
Derivative financial instruments	70,256	63,337	83,165	11,189	1,694	229,641
Financial investments - debt securities	8,383	16,092	17,884	2,945	101	45,405
Other assets	407	124	81	2	-	614
Total on-balance sheet	233,093	275,378	228,133	58,261	9,768	804,633

Off-balance sheet:
Contingent liabilities	6,789	10,838	3,862	1,562	726	23,777
Loan commitments	39,247	192,857	33,182	3,130	1,611	270,027
Total off-balance sheet	46,036	203,695	37,044	4,692	2,337	293,804
Total	279,129	479,073	265,177	62,953	12,105	1,098,437

Credit risk concentrations by industry (audited)
Barclays Bank Group	Banks	Other financialinsti-tutions	Manu-facturing	Const-ructionand property	Govern-ment and central bank	Energyandwater	Wholesaleand retail distribution and leisure	Businessand otherservices	Homeloans	Cards, unsecuredloans and other personal lending	Other	Total
As at 31 December 2020	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	3	-	-	-	155,899	-	-	-	-	-	-	155,902
Cash collateral and settlement balances	17,961	66,696	375	35	10,828	871	30	576	-	-	244	97,616
Loans and advances at amortised cost	8,649	24,766	7,122	12,889	13,759	4,554	7,814	13,528	11,193	23,955	6,038	134,267
Reverse repurchase agreements and other similar secured lending	656	7,964	-	-	361	-	-	-	-	-	-	8,981
Trading portfolio assets	2,752	11,464	4,104	516	35,607	3,052	1,883	2,625	-	-	2,541	64,544
Financial assets at fair value through the income statement	22,766	131,929	603	2,481	5,519	13	64	3,479	971	-	194	168,019
Derivative financial instruments	155,986	116,421	4,126	2,725	11,649	3,288	1,235	2,496	-	-	4,767	302,693
Financial assets at fair value through other comprehensive income	13,003	4,258	1	333	33,774	-	-	527	-	-	5	51,901
Other assets	303	193	5	3	1	10	1	95	-	-	3	614
Total on-balance sheet	222,079	363,691	16,336	18,982	267,397	11,788	11,027	23,326	12,164	23,955	13,792	984,537

Off-balance sheet:
Contingent liabilities	1,150	5,501	3,187	1,260	1,028	3,223	978	2,283	-	155	2,167	20,932
Loan commitments	1,773	51,900	39,447	12,843	1,398	25,766	16,626	24,001	134	69,646	21,488	265,022
Total off-balance sheet	2,923	57,401	42,634	14,103	2,426	28,989	17,604	26,284	134	69,801	23,655	285,954
Total	225,002	421,092	58,970	33,085	269,823	40,777	28,631	49,610	12,298	93,756	37,447	1,270,491

As at 31 December 2019
On-balance sheet:
Cash and balances at central banks	4	-	-	-	125,936	-	-	-	-	-	-	125,940
Cash collateral and settlement balances	16,638	54,582	516	64	6,122	536	51	642	-	-	335	79,486
Loans and advances at amortised cost	9,185	20,230	7,940	13,610	11,402	5,278	8,226	14,588	10,986	33,560	6,631	141,636
Reverse repurchase agreements and other similar secured lending	1,172	486	-	-	73	-	-	-	-	-	-	1,731
Trading portfolio assets	2,806	9,050	2,787	1,053	32,298	2,996	842	3,158	-	-	2,268	57,258
Financial assets at fair value through the income statement	11,694	97,824	620	3,609	5,340	37	-	3,318	358	-	122	122,922
Derivative financial instruments	125,612	83,286	2,049	2,273	7,811	3,077	562	1,635	-	2	3,334	229,641
Financial assets at fair value through other comprehensive income	13,158	2,938	-	208	28,489	-	-	415	-	-	197	45,405
Other assets	180	312	1	-	2	7	-	104	-	2	6	614
Total on-balance sheet	180,449	268,708	13,913	20,817	217,473	11,931	9,681	23,860	11,344	33,564	12,893	804,633

Off-balance sheet:
Contingent liabilities	1,250	8,043	3,549	703	1,231	3,318	1,072	2,831	-	109	1,671	23,777
Loan commitments	1,861	47,619	42,001	13,358	1,703	29,865	14,320	22,491	49	73,573	23,187	270,027
Total off-balance sheet	3,111	55,662	45,550	14,061	2,934	33,183	15,392	25,322	49	73,682	24,858	293,804
Total	183,560	324,370	59,463	34,878	220,407	45,114	25,073	49,182	11,393	107,246	37,751	1,098,437

Balance sheet credit quality (audited)
Barclays Bank Group	PD Range	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total
As at 31 December 2020		£m	£m	£m	£m	%	%	%	%
Cash and balances at central banks		155,902	-	-	155,902	100	-	-	100
Cash collateral and settlement balances		86,882	10,725	9	97,616	89	11	-	100
Loans and advances at amortised cost
Home loans		7,582	2,840	771	11,193	68	25	7	100
Credit cards, unsecured loans and other retail lending		10,742	11,259	1,367	23,368	46	48	6	100
Wholesale loans		75,672	20,828	3,206	99,706	76	21	3	100
Total loans and advances at amortised cost		93,996	34,927	5,344	134,267	70	26	4	100
Reverse repurchase agreements and other similar secured lending		8,969	12	-	8,981	100	-	-	100
Trading portfolio assets:
Debt securities		51,109	4,871	216	56,196	91	9	-	100
Traded loans		704	5,107	2,537	8,348	9	61	30	100
Total trading portfolio assets		51,813	9,978	2,753	64,544	80	16	4	100
Financial assets at fair value through the income statement:
Loans and advances		13,174	14,232	43	27,449	48	52	-	100
Debt securities		1,136	515	46	1,697	67	30	3	100
Reverse repurchase agreements		96,318	41,566	674	138,558	70	30	-	100
Other financial assets		302	13	-	315	96	4	-	100
Total financial assets at fair value through the income statement		110,930	56,326	763	168,019	66	34	-	100
Derivative financial instruments		282,864	19,352	477	302,693	94	6	-	100
Financial assets at fair value through other comprehensive income		51,893	8	-	51,901	100	-	-	100
Other assets		572	42	-	614	93	7	-	100
Total on-balance sheet		843,821	131,370	9,346	984,537	86	13	1	100

As at 31 December 2019
Cash and balances at central banks		125,940	-	-	125,940	100	-	-	100
Cash collateral and settlement balances		69,351	10,135	-	79,486	87	13	-	100
Loans and advances at amortised cost
Home loans		7,536	2,626	824	10,986	68	24	8	100
Credit cards, unsecured loans and other retail lending		13,631	18,019	1,853	33,503	40	54	6	100
Wholesale loans		75,638	19,716	1,793	97,147	78	20	2	100
Total loans and advances at amortised cost		96,805	40,361	4,470	141,636	69	28	3	100
Reverse repurchase agreements and other similar secured lending		1,642	89	-	1,731	95	5	-	100
Trading portfolio assets:
Debt securities		48,258	3,479	143	51,880	93	7	-	100
Traded loans		864	3,219	1,295	5,378	16	60	24	100
Total trading portfolio assets		49,122	6,698	1,438	57,258	85	12	3	100
Financial assets at fair value through the income statement:
Loans and advances		11,030	7,880	227	19,137	58	41	1	100
Debt securities		4,786	404	30	5,220	91	8	1	100
Reverse repurchase agreements		63,411	34,232	180	97,823	65	35	-	100
Other financial assets		736	6	-	742	99	1	-	100
Total financial assets at fair value through the income statement		79,963	42,522	437	122,922	65	35	-	100
Derivative financial instruments		216,508	13,012	121	229,641	94	6	-	100
Financial assets at fair value through other comprehensive income		45,405	-	-	45,405	100	-	-	100
Other assets		501	113	-	614	82	18	-	100
Total on-balance sheet		685,237	112,930	6,466	804,633	85	14	1	100

Credit exposures by internal PD grade

The below tables represents credit risk profile by PD grade for loans and advances at amortised cost, contingent liabilities and loan commitments.

Stage 1 higher risk assets, presented gross of associated collateral held, are of weaker credit quality but have not significantly deteriorated since origination. Examples would include leveraged corporate loans or non-prime credit cards.

IFRS 9 Stage 1 and Stage 2 classification is not dependent solely on the absolute probability of default but on elements that determine a Significant Increase in Credit Risk (see Note 7 to the financial statements on page 121), including relative movement in probability of default since initial recognition. There is therefore no direct relationship between credit quality and IFRS 9 stage classification.

Barclays Bank Group
As at 31 December 2020
Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	36,388	689	-	37,077	2	3	-	5	37,072	–
4-5	0.05 to < 0.15%	Strong	17,008	627	-	17,635	17	4	-	21	17,614	0.1
6-8	0.15 to < 0.30%	Strong	13,667	2,463	-	16,130	34	52	-	86	16,044	0.5
9-11	0.30 to < 0.60%	Strong	21,049	2,432	-	23,481	88	127	-	215	23,266	0.9
12-14	0.60 to < 2.15%	Satisfactory	16,951	4,913	-	21,864	293	351	-	644	21,220	2.9
15-19	2.15 to < 10%	Satisfactory	5,264	6,661	-	11,925	183	651	-	834	11,091	7.0
19	10 to < 11.35%	Satisfactory	1,042	1,698	-	2,740	25	99	-	124	2,616	4.5
20-21	11.35 to < 100%	Higher Risk	435	2,927	-	3,362	43	625	-	668	2,694	19.9
22	100%	Credit Impaired	-	-	5,119	5,119	-	-	2,469	2,469	2,650	48.2
Total			111,804	22,410	5,119	139,333	685	1,912	2,469	5,066	134,267	3.6

As at 31 December 2019
Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	37,430	564	-	37,994	9	15	-	24	37,970	0.1
4-5	0.05 to < 0.15%	Strong	17,117	783	-	17,900	6	-	-	6	17,894	-
6-8	0.15 to < 0.30%	Strong	15,020	581	-	15,601	16	1	-	17	15,584	0.1
9-11	0.30 to < 0.60%	Strong	24,490	944	-	25,434	71	6	-	77	25,357	0.3
12-14	0.60 to < 2.15%	Satisfactory	24,211	1,740	-	25,951	134	102	-	236	25,715	0.9
15-19	2.15 to < 10%	Satisfactory	7,491	5,450	-	12,941	185	339	-	524	12,417	4.0
19	10 to < 11.35%	Satisfactory	1,945	339	-	2,284	21	34	-	55	2,229	2.4
20-21	11.35 to < 100%	Higher Risk	641	2,238	-	2,879	50	561	-	611	2,268	21.2
22	100%	Credit Impaired	-	-	4,348	4,348	-	-	2,146	2,146	2,202	49.4
Total			128,345	12,639	4,348	145,332	492	1,058	2,146	3,696	141,636	2.5

As at 31 December 2020
Credit risk profile by internal PD grade for contingent liabilities[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	5,502	188	-	5,690	1	-	-	1	5,689	–
4-5	0.05 to < 0.15%	Strong	2,765	428	-	3,193	3	2	-	5	3,188	0.2
6-8	0.15 to < 0.30%	Strong	1,468	165	-	1,633	3	4	-	7	1,626	0.4
9-11	0.30 to < 0.60%	Strong	3,524	552	-	4,076	5	33	-	38	4,038	0.9
12-14	0.60 to < 2.15%	Satisfactory	2,712	546	-	3,258	8	25	-	33	3,225	1.0
15-19	2.15 to < 10%	Satisfactory	305	398	-	703	7	21	-	28	675	4.0
19	10 to < 11.35%	Satisfactory	264	423	-	687	17	83	-	100	587	14.6
20-21	11.35 to < 100%	Higher Risk	40	769	-	809	-	61	-	61	748	7.5
22	100%	Credit Impaired	-	-	654	654	-	-	10	10	644	1.5
Total			16,580	3,469	654	20,703	44	229	10	283	20,420	1.4

As at 31 December 2019
Credit risk profile by internal PD grade for contingent liabilities[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	6,198	118	-	6,316	1	-	-	1	6,315	-
4-5	0.05 to < 0.15%	Strong	4,199	40	-	4,239	1	-	-	1	4,238	-
6-8	0.15 to < 0.30%	Strong	2,953	103	-	3,056	1	-	-	1	3,055	-
9-11	0.30 to < 0.60%	Strong	4,551	136	-	4,687	2	2	-	4	4,683	0.1
12-14	0.60 to < 2.15%	Satisfactory	2,529	654	-	3,183	7	8	-	15	3,168	0.5
15-19	2.15 to < 10%	Satisfactory	663	244	-	907	4	8	-	12	895	1.3
19	10 to < 11.35%	Satisfactory	421	172	-	593	9	9	-	18	575	3.0
20-21	11.35 to < 100%	Higher Risk	117	282	-	399	-	30	-	30	369	7.5
22	100%	Credit Impaired	-	-	354	354	-	-	5	5	349	1.4
Total			21,631	1,749	354	23,734	25	57	5	87	23,647	0.4

As at 31 December 2020
Credit risk profile by internal PD grade for loan commitments[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	52,522	5,311	-	57,833	3	1	-	4	57,829	–
4-5	0.05 to < 0.15%	Strong	62,677	5,730	-	68,407	11	8	-	19	68,388	–
6-8	0.15 to < 0.30%	Strong	41,621	6,260	-	47,881	15	20	-	35	47,846	0.1
9-11	0.30 to < 0.60%	Strong	25,461	6,187	-	31,648	14	19	-	33	31,615	0.1
12-14	0.60 to < 2.15%	Satisfactory	20,730	6,978	-	27,708	113	18	-	131	27,577	0.5
15-19	2.15 to < 10%	Satisfactory	3,621	2,991	-	6,612	23	44	-	67	6,545	1.0
19	10 to < 11.35%	Satisfactory	4,778	4,971	-	9,749	11	25	-	36	9,713	0.4
20-21	11.35 to < 100%	Higher Risk	750	3,775	-	4,525	5	115	-	120	4,405	2.7
22	100%	Credit Impaired	-	-	1,411	1,411	-	-	41	41	1,370	2.9
Total			212,160	42,203	1,411	255,774	195	250	41	486	255,288	0.2

As at 31 December 2019
Credit risk profile by internal PD grade for loan commitments[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	77,725	990	-	78,715	4	-	-	4	78,711	-
4-5	0.05 to < 0.15%	Strong	53,910	1,480	-	55,390	3	-	-	3	55,387	-
6-8	0.15 to < 0.30%	Strong	43,728	811	-	44,539	6	1	-	7	44,532	-
9-11	0.30 to < 0.60%	Strong	28,813	1,294	-	30,107	10	2	-	12	30,095	-
12-14	0.60 to < 2.15%	Satisfactory	27,115	2,066	-	29,181	26	9	-	35	29,146	0.1
15-19	2.15 to < 10%	Satisfactory	4,322	2,050	-	6,372	7	21	-	28	6,344	0.4
19	10 to < 11.35%	Satisfactory	3,454	1,814	-	5,268	4	7	-	11	5,257	0.2
20-21	11.35 to < 100%	Higher Risk	594	1,852	-	2,446	-	15	-	15	2,431	0.6
22	100%	Credit Impaired	-	-	349	349	-	-	50	50	299	14.3
Total			239,661	12,357	349	252,367	60	55	50	165	252,202	0.1

Note

a Excludes loan commitments and financial guarantees carried at fair value of £9.5bn (2019: £17.7bn) for Barclays Bank Group.

Management VaR (95%, one day) (audited)
	2020			2019
	Average	High	Low	Average	High	Low
For the year ended 31 December	£m	£m	£m	£m	£m	£m
Credit risk	20	38	10	12	17	8
Interest rate risk	10	17	6	6	11	3
Equity risk	13	35	6	10	22	5
Basis risk	9	14	7	8	11	6
Spread risk	5	9	3	4	5	3
Foreign exchange risk	4	7	2	3	5	2
Commodity risk	1	1	–	1	2	-
Inflation risk	2	3	1	2	3	1
Diversification effect[a]	(33)	n/a	n/a	(23)	n/a	n/a
Total management VaR	31	57	17	23	29	16

Notes

aDiversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low VaR reported as a whole. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.

Contractual maturity of financial assets and liabilities (audited)
Barclays Bank Group	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan nine months	Over ninemonths butnot morethan one year	Over oneyear but notmore thantwo years	Over twoyears butnot morethan threeyears	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
As at 31 December 2020	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	155,122	182	598	-	-	-	-	-	-	-	155,902
Cash collateral and settlement balances	1,281	96,335	-	-	-	-	-	-	-	-	97,616
Loans and advances at amortised cost	12,854	11,149	6,291	3,770	4,314	21,271	16,663	22,387	14,127	21,441	134,267
Reverse repurchase agreements and other similar secured lending	150	8,648	-	-	-	-	183	-	-	-	8,981
Trading portfolio assets	127,664	-	-	-	-	-	-	-	-	-	127,664
Financial assets at fair value through the income statement	17,377	123,948	7,547	6,959	4,027	4,294	1,216	2,284	1,853	2,256	171,761
Derivative financial instruments	302,429	24	-	-	-	15	15	112	77	21	302,693
Financial assets at fair value through other comprehensive income	-	3,086	1,627	151	95	3,059	3,770	12,741	19,236	8,137	51,902
Other financial assets	213	286	107	5	-	3	-	-	-	-	614
Total financial assets	617,090	243,658	16,170	10,885	8,436	28,642	21,847	37,524	35,293	31,855	1,051,400
Other assets											8,331
Total assets											1,059,731
Liabilities
Deposits at amortised cost	181,455	39,409	13,975	3,665	2,283	1,144	532	602	1,252	379	244,696
Cash collateral and settlement balances	1,944	83,605	-	-	-	-	-	-	-	-	85,549
Repurchase agreements and other similar secured borrowing	4	2,545	-	-	-	1,400	2,329	4,073	-	92	10,443
Debt securities in issue	-	12,207	3,808	3,833	1,791	2,124	640	2,815	1,995	210	29,423
Subordinated liabilities	-	3,708	3,222	459	143	3,545	4,811	6,241	5,629	4,247	32,005
Trading portfolio liabilities	46,139	-	-	-	-	-	-	-	-	-	46,139
Financial liabilities designated at fair value	15,555	172,250	8,677	5,067	2,928	8,593	6,939	8,576	8,344	12,697	249,626
Derivative financial instruments	299,637	-	50	-	-	66	67	174	183	403	300,580
Other financial liabilities	70	2,072	15	15	16	233	50	90	187	62	2,810
Total financial liabilities	544,804	315,796	29,747	13,039	7,161	17,105	15,368	22,571	17,590	18,090	1,001,271
Other liabilities											4,750
Total liabilities											1,006,021
Cumulative liquidity gap	72,286	148	(13,429)	(15,583)	(14,308)	(2,771)	3,708	18,661	36,364	50,129	53,710

Contractual maturity of financial liabilities - undiscounted (audited)
Barclays Bank Group	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan one year	Over oneyear but notmore thanthree years	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2020
Deposits at amortised cost	181,455	39,409	13,975	5,949	1,686	600	1,258	385	244,717
Cash collateral and settlement balances	1,944	83,605	-	-	-	-	-	-	85,549
Repurchase agreements and other similar secured borrowing	4	2,545	-	-	3,729	4,087	-	154	10,519
Debt securities in issue	-	12,226	3,818	5,629	2,799	2,923	2,098	277	29,770
Subordinated liabilities	-	3,716	3,342	703	8,845	6,555	6,922	6,500	36,583
Trading portfolio liabilities	46,139	-	-	-	-	-	-	-	46,139
Financial liabilities designated at fair value	15,555	172,282	8,684	7,998	15,599	8,586	8,369	20,398	257,471
Derivative financial instruments	299,637	4	50	-	133	175	190	442	300,631
Other financial liabilities	70	2,076	19	39	313	113	227	86	2,943
Total financial liabilities	544,804	315,863	29,888	20,318	33,104	23,039	19,064	28,242	1,014,322

As at 31 December 2019
Deposits at amortised cost	158,218	39,844	7,138	5,457	1,648	532	554	595	213,986
Cash collateral and settlement balances	3,077	64,614	13	-	-	-	-	-	67,704
Repurchase agreements and other similar secured borrowing	7	1,491	-	-	-	485	-	149	2,132
Debt securities in issue	-	12,473	4,627	6,332	3,229	3,582	3,508	290	34,041
Subordinated liabilities	-	207	845	1,302	18,750	9,875	6,364	8,617	45,960
Trading portfolio liabilities	35,212	-	-	-	-	-	-	-	35,212
Financial liabilities designated at fair value	13,952	128,203	11,020	10,597	13,500	8,054	7,519	19,392	212,237
Derivative financial instruments	228,338	-	-	8	79	45	99	396	228,965
Other financial liabilities	217	1,388	19	34	819	99	197	98	2,871
Total financial liabilities	439,021	248,220	23,662	23,730	38,025	22,672	18,241	29,537	843,108

Maturity analysis of off-balance sheet commitments received (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2020
Guarantees, letters of credit and credit insurance	6,462	86	37	68	8	18	14	47	40	25	6,805
Other commitments received	92	-	-	-	-	-	-	-	-	-	92
Total off-balance sheet commitments received	6,554	86	37	68	8	18	14	47	40	25	6,897

As at 31 December 2019
Guarantees, letters of credit and credit insurance	5,205	106	22	81	-	11	12	21	12	34	5,504
Other commitments received	91	-	-	2,373	-	-	-	-	-	-	2,464
Total off-balance sheet commitments received	5,296	106	22	2,454	-	11	12	21	12	34	7,968

Maturity analysis of off-balance sheet commitments given (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2020
Contingent liabilities	20,630	213	57	6	1	25	-	-	-	-	20,932
Documentary credits and other short-term trade related transactions	1,084	1	1	-	-	-	-	-	-	-	1,086
Standby facilities, credit lines and other commitments	262,586	564	93	123	95	49	196	202	21	7	263,936
Total off-balance sheet commitments given	284,300	778	151	129	96	74	196	202	21	7	285,954

As at 31 December 2019
Contingent liabilities	22,836	366	86	125	140	143	42	28	3	8	23,777
Documentary credits and other short-term trade related transactions	1,287	3	1	-	-	-	-	-	-	-	1,291
Standby facilities, credit lines and other commitments	264,346	1,134	792	973	638	118	98	273	139	225	268,736
Total off-balance sheet commitments given	288,469	1,503	879	1,098	778	261	140	301	142	233	293,804

Capital ratios[a,b,c]
As at 31 December	2020	2019
CET1	14.2%	13.9%
Tier 1 (T1)	18.1%	18.1%
Total regulatory capital	21.0%	22.1%

Capital resources (audited)
	2020	2019
As at 31 December	£m	£m
CET1 capital	25,227	22,080
T1 capital	32,172	28,600
Total regulatory capital	37,493	34,955

Total risk weighted assets (RWAs) (unaudited)	178,156	158,393

Capital Requirements Regulation (CRR) leverage ratio[a,d,e]
	2020	2019
As at 31 December	£m	£m
CRR leverage ratio	3.9%	3.9%
T1 capital	32,172	28,600
CRR leverage exposure	826,371	731,715

Functional currency of operations (audited)
	Foreigncurrencynetinvestments	Borrowingswhich hedgethe netinvestments	Derivativeswhich hedgethe netinvestments	Structuralcurrencyexposurespre- economichedges	Economichedges	Remainingstructuralcurrencyexposures
	£m	£m	£m	£m	£m	£m
As at 31 December 2020
USD	24,262	(4,512)	(764)	18,986	(5,918)	13,068
EUR	5,174	(278)	(3)	4,893	(286)	4,607
JPY	582	-	-	582	-	582
Other	1,596	(42)	(24)	1,530	-	1,530
Total	31,614	(4,832)	(791)	25,991	(6,204)	19,787

As at 31 December 2019
USD	25,628	(8,073)	(1,111)	16,443	(5,339)	11,104
EUR	2,987	(3)	-	2,984	(1,122)	1,862
JPY	533	-	-	533	-	533
Other	1,741	-	(34)	1,707	-	1,707
Total	30,889	(8,076)	(1,145)	21,667	(6,461)	15,206

Economic hedges relate to exposures arising on foreign currency denominated preference share and AT1 instruments. These instruments are accounted for at historical cost under IFRS and do not qualify as hedges for accounting purposes. The gain or loss arising from changes in the GBP value of these instruments is recognised on redemption in retained earnings.

During 2020, total structural currency exposure net of hedging instruments increased by £4.6bn to £19.8bn (2019: £15.2bn). Foreign currency net investments increased by £0.7bn to £31.6bn (2019: £30.9bn) driven predominantly by a £2.2bn increase in Euro offset by a £1.4bn decrease in US dollars and £0.1bn decrease in other currencies. The hedges associated with these foreign currency investments decreased by £3.6bn to £5.6bn (2019: £9.2bn).

Net Interest Income sensitivity (AEaR) by currency (audited)	2020		2019
	+25 basispoints	-25 basispoints	+25 basispoints	-25 basispoints
Barclays Bank Group	£m	£m	£m	£m
GBP	32	(169)	19	(34)
USD	47	(61)	29	(32)
EUR	9	(32)	(14)	(16)
Other currencies	(2)	(1)	(9)	8
Total	86	(263)	25	(74)

NII sensitivity asymmetry arises due to the current low interest rate levels as some customer products have embedded floors. NII sensitivity to a -25bp shock to rates has increased year on year due to additional margin compression exposure driven by central bank rate cuts and growth in customer deposit balances through the year. NII Sensitivity to a +25bps shock has increased year on year primarily driven by the growth in customer deposit balances.

Analysis of equity sensitivity (audited)	31 December 2020		31 December 2019
	+25 basispoints	-25 basispoints	+25 basispoints	-25 basispoints
Barclays Bank Group	£m	£m	£m	£m
Net interest income	86	(263)	25	(74)
Taxation effects on the above	(21)	63	(6)	18
Effect on profit for the year	65	(200)	19	(56)
As percentage of net profit after tax	2.7%	(8.2%)	0.7%	(2.0%)
Effect on profit for the year (per above)	65	(200)	19	(56)
Fair value through other comprehensive income reserve	(417)	433	(295)	303
Cash flow hedging reserve	(554)	554	(497)	497
Taxation effects on the above	262	(266)	198	(200)
Effect on equity	(644)	521	(575)	544
As percentage of equity	(1.2%)	1.0%	(1.1%)	1.1%